Financial assets and liabilities and impacts on statements of consolidated operations (Tables)	12 Months Ended
Dec. 31, 2020
Financial assets and liabilities and impacts on statements of consolidated operations
Schedule of financial assets and liabilities

	AS OF DECEMBER 31, 2019
			Value – Statement of
			financial position (IFRS 9)
	Value – Statement		Fair value
	of financial		through
(amounts in thousands of euros)	position	Fair value	profit or loss	Amortized cost
Non-current financial assets	382	382	—	382
Other receivables	7,893	7,893	—	7,893
Other current financial assets	475	475	—	475
Cash and cash equivalents	6,337	6,337	6,337	—
Total assets	15,087	15,087	6,337	8,750
Non-current financial liabilities	5,398	5,398	—	5,398
Current financial liabilities (as restated)	11,057	11,057	2,909	8,148
Trade payables	7,866	7,866	—	7,866
Total liabilities (as restated)	24,321	24,321	2,909	21,412

	AS OF DECEMBER 31, 2020
			Value – Statement of
			financial position (IFRS 9)
	Value – Statement		Fair value
	of financial		through
(amounts in thousands of euros)	position	Fair value	profit or loss	Amortized cost
Non-current financial assets	413	413	—	413
Other receivables	5,239	5,239	—	5,239
Other current financial assets	12,924	12,924	—	12,924
Cash and cash equivalents	5,847	5,847	5,847	—
Total assets	24,423	24,423	5,847	18,576
Non-current financial liabilities	1,833	1,833	—	1,833
Current financial liabilities (as restated)	13,219	13,219	7,357	5,862
Trade payables	7,985	7,985	—	7,985
Total liabilities (as restated)	23,037	23,037	7,357	15,680

Schedule of impact of the financial assets and liabilities on the statements of consolidated operations

	FOR THE YEARS ENDED DECEMBER 31,
	2018		2019		2020
		Change in fair		Change in fair		Change in fair
(amounts in thousands of euros)	Interest	value	Interest	value	Interest	value
Profit or loss impact of liabilities
Liabilities at fair value: convertible notes (as restated)	—	—	—	(1,867)	—	(10,080)
Liabilities at amortized cost: non-convertible bonds (as restated)	(189)	—	(1,125)	—	(817)	—
Liabilities at amortized cost: advances	(33)	—	(33)	—	(24)	—